CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 21,451	$ 21,952	$ 21,673	$ 18,743	$ 19,058	$ 22,177
Non-controlling interest - in operating subsidiaries	(13,475)		(13,954)
Deficit	2,552		2,752
Accumulated other comprehensive income	(620)		(731)
Ownership changes	(495)		(527)
Invested Capital	$ 9,413	$ 9,410	$ 9,213	$ 9,014	$ 9,011	$ 9,009
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%